Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 11. Cash and cash equivalents

For the purposes of preparing the Consolidated Statements of Financial Position and Statement of Cash Flows, the item “Cash and Cash Equivalents” includes cash on hand and in banks and short-term highly liquid investments that can be readily convertible to known amounts of cash and they are subject to insignificant risk of changes in value.

Bank overdrafts are classified as “Financial Debt” in the Consolidated Statement of Financial Position.

Cash and cash equivalents at each end of year, as disclosed in the Consolidated statements of cash flows, may be reconciled against the items related to the Consolidated Statement of Financial Position as follows:

	As of June 30, 2024	As of June 30, 2023
Bank accounts	$3,295,805	$2,061,636
Short-term investments	2,093,374	463,594
Cash	749	2,443
Total cash and cash equivalents	$5,389,928	$2,527,673